UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: July 31, 2007

Date of reporting period: July 31, 2007

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Table of Contents

Shareholder Letter	2

Management’s Discussion and Analysis	3

Fund Overview	6

Fund Performance and Supplementary Information	7

Schedule of Investments	14

Statement of Assets and Liabilities	21

Statement of Operations	23

Statements of Changes in Net Assets	24

Notes to Financial Statements	25

Financial Highlights	33

Report of Independent Registered Public Accounting Firm	35

Fund Information	36

Director Approval of Advisory Agreements	37

Directors and Officers	40

DAVIS NEW YORK VENTURE FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Davis New York Venture Fund recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports we include all of the required quantitative information, such as audited financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution. Also included is a list of positions opened and closed.

In addition, we produce a Quarterly Review. In this Review, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Quarterly Review either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

Sincerely,

Christopher C. Davis

President

September 4, 2007

DAVIS NEW YORK VENTURE FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Davis New York Venture Fund’s Class A shares delivered a total return on net asset value of 14.03% for the year ended July 31, 20071. Over the same time period, the Standard & Poor’s 500® Index2 returned 16.13%. The industry groups3 within the S&P 500® Index that turned in the strongest performance over the 12-month period were materials, information technology, and telecommunication services. The industry groups that turned in the weakest performance over the 12-month period were financials and health care.

Key Contributors to Performance

The Fund had more invested in financial companies than in any other industry group. The Fund’s financial companies (up 8% versus 3% for the S&P 500® industry group) contributed4 to the Fund’s absolute performance, but trailed the performance of the overall S&P 500® Index. American Express5 (up 14%) was among the top contributors to performance.

The strong performance of the Fund’s consumer staple companies (up 15% versus 10% for the S&P 500® industry group) contributed to both absolute and relative performance. Altria (up 15%) was among the top contributors to performance.

The strong performance of the Fund’s consumer discretionary companies (up 18% versus 16% for the S&P 500® industry group), along with a higher relative weighting in this industry group (12% versus 10% for the S&P 500® industry group) contributed to both absolute and relative performance. Amazon.com (up 192%) was among the top contributors to performance.

Other top contributors included ConocoPhillips (up 20%), an energy company, and Tyco International (up 16%), a capital goods company.

Key Detractors from Performance

Key detractors from the Fund’s relative performance were industry groups that under-performed the corresponding S&P 500® industry group.

The Fund’s energy holdings (up 19%) under-performed those in the S&P 500® industry group (up 23%). The Fund benefited from having a higher average weighting in this group (11% versus 10% for the S&P 500® industry group). EOG Resources (down 5%) was among the top detractors from performance.

The weaker relative performance of the Fund’s information technology holdings (up 20% versus 30% for the S&P 500® industry group), along with a lower relative average weighting in this industry group (5% versus 15% for the S&P 500® industry group) detracted from relative performance. Tyco Electronics was among the top detractors from performance (down 10% since its spin-off from Tyco International in early July 2007).

DAVIS NEW YORK VENTURE FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

The weaker relative performance of the Fund’s telecommunication service companies (up 9% versus 29% for the S&P 500® industry group), along with a lower relative average weighting in this industry group (1% versus 4% for the S&P 500® industry group) detracted from relative performance.

Other top detractors included Progressive (down 13%), a property and casualty insurance company, Wachovia (down 13%), a commercial banking company, and H&R Block (down 10%), a consumer services company.

____________________________________________________

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis New York Venture Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis New York Venture Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in the Davis New York Venture Fund are: (1) market risk, (2) company risk, (3) financial services risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

1     Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. The total annual operating expense ratio for the year ended July 31, 2007 was 0.85%. The total annual operating expense ratio may vary in future years. Below are the average annual total returns for the periods ended July 31, 2007.

	1 Year	Five Years	Ten Years	Fund Inception (02/17/69)
Davis New York Venture Fund A without sales charge	14.03%	13.92%	8.07%	13.31%
Davis New York Venture Fund A with 4.75% sales charge	8.61%	12.82%	7.55%	13.17%
Standard & Poor’s 500® Index	16.13%	11.81%	5.97%	10.67%

Fund performance changes over time and current performance may be higher or lower than stated. Returns and expense ratios for other classes of shares will vary from the above returns and expense ratio. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

DAVIS NEW YORK VENTURE FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – Continued

2     The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

3     The companies included in the Standard & Poor’s 500® Index are divided into ten industry groups. One or more industry sectors make up an industry group.

4     A company’s or sector’s contribution to the Fund’s performance is a product of both its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5     This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

Shares of the Davis New York Venture Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS NEW YORK VENTURE FUND

FUND OVERVIEW

At July 31, 2007

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

			Fund	S&P 500®
Common Stock (US)	82.03%	Diversified Financials	16.28%	9.43%
Common Stock (Foreign)	14.48%	Insurance	15.06%	4.49%
Convertible Bonds	0.25%	Energy	13.21%	11.21%
Short Term Investments	3.53%	Banks	7.58%	4.88%
Other Assets & Liabilities	(0.29)%	Technology	7.50%	16.03%
	100.00%	Food, Beverage & Tobacco	6.37%	4.78%
		Food & Staples Retailing	6.02%	2.34%
		Media	5.76%	3.28%
		Materials	4.23%	3.14%
		Other	4.01%	8.65%
		Health Care	3.64%	11.58%
		Retailing	3.41%	3.14%
		Transportation	2.22%	1.87%
		Telecommunication Services	1.77%	3.76%
		Household & Personal Products	1.59%	2.24%
		Capital Goods	1.35%	9.18%
			100.00%	100.00%

Top 10 Holdings
Security	Industry	% of Fund’s Net Assets
American Express Co.	Consumer Finance	4.52%
ConocoPhillips	Energy	4.37%
American International Group, Inc.	Multi-Line Insurance	3.72%
Altria Group, Inc.	Food, Beverage & Tobacco	3.42%
Costco Wholesale Corp.	Food & Staples Retailing	3.33%
JPMorgan Chase & Co.	Diversified Financial Services	3.05%
HSBC Holdings PLC	Commercial Banks	2.61%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	2.58%
Devon Energy Corp.	Energy	2.25%
Wells Fargo & Co.	Commercial Banks	2.23%

DAVIS NEW YORK VENTURE FUND

Portfolio Activity – August 1, 2006 through July 31, 2007

New Positions Added (08/01/06 - 07/31/07)
(Highlighted positions are those greater than 0.50% of 07/31/07 total net assets)
			% of 07/31/07
		Date of 1st	Fund
Security	Sector	Purchase	Net Assets
Agilent Technologies, Inc.	Technology Hardware & Equipment	03/26/07	0.52%
Ambac Financial Group, Inc.	Property & Casualty Insurance	12/19/06	0.28%
Bank of New York Mellon Corp.	Capital Markets	12/04/06	1.71%
Canadian Natural Resources Ltd.	Energy	11/03/06	1.33%
China Coal Energy Co., Shares H	Energy	12/13/06	0.56%
China Shipping Development Co.
Ltd., Shares H	Transportation	07/19/07	0.08%
E*TRADE Financial Corp.	Capital Markets	02/15/07	0.26%
Express Scripts, Inc.	Health Care Equipment & Services	11/14/06	0.64%
Google Inc., Class A	Software & Services	06/13/07	0.72%
Hang Lung Group Ltd.	Real Estate	04/30/07	0.22%
Millea Holdings, Inc.	Property & Casualty Insurance	03/27/07	0.95%
NIPPONKOA Insurance Co., Ltd.	Property & Casualty Insurance	06/01/07	0.31%
Sears Holdings Corp.	Retailing	12/05/06	0.35%
Toll Holdings Ltd.	Transportation	05/01/07	0.17%
UnitedHealth Group Inc.	Health Care Equipment & Services	10/19/06	1.06%

Positions Closed (08/01/06 - 07/31/07)
(Gains and losses greater than $50 million are highlighted)
		Date of	Realized
Security	Sector	Final Sale	Gain/(Loss)
Apollo Group, Inc., Class A	Consumer Services	07/06/07	$16,567,723
Golden West Financial Corp.	Thrift & Mortgage Finance	10/02/06	308,485,871
HCA, Inc.	Health Care Equipment & Services	09/19/06	66,618,334
Kraft Foods Inc., Class A	Food, Beverage & Tobacco	05/31/07	348,417,529
Lloyds TSB Group PLC	Commercial Banks	09/21/06	20,163,128

DAVIS NEW YORK VENTURE FUND

CLASS A FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended July 31, 2007			Beginning	Ending	Expenses Paid
(This calculation includes an			Account Value	Account Value	During Period*
initial sales charge of 4.75%.)			(02/01/07)	(07/31/07)	(02/01/07-07/31/07)
One-Year	8.61%	Actual	$1,000.00	$1,015.85	$4.15
Five-Year	12.82%	Hypothetical (5% return
Ten-Year	7.55%	before expenses)	$1,000.00	$1,020.68	$4.16

*Expenses are equal to the Class’s annualized expense ratio (0.83%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the adviser. See Notes to Performance on page 13 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis New York Venture Fund, Class A shares on July 31, 1997 and paid a 4.75% sales charge. As the chart shows, by July 31, 2007, the value of your investment would have grown to $20,700 - a 107.00% increase on your initial investment. For comparison, look at how the Standard & Poor's 500® Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $17,864 - a 78.64% increase.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis New York Venture Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS NEW YORK VENTURE FUND

CLASS B FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended July 31, 2007			Beginning	Ending	Expenses Paid
(This calculation includes any applicable			Account Value	Account Value	During Period*
contingent deferred sales charge.)			(02/01/07)	(07/31/07)	(02/01/07-07/31/07)
One-Year	9.13%	Actual	$1,000.00	$1,011.74	$8.18
Five-Year	12.77%	Hypothetical (5% return
Ten-Year	7.44%	before expenses)	$1,000.00	$1,016.66	$8.20

*Expenses are equal to the Class’s annualized expense ratio (1.64%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the adviser. See Notes to Performance on page 13 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis New York Venture Fund, Class B shares on July 31, 1997 and converted to Class A shares on July 31, 2004. As the chart shows, by July 31, 2007, the value of your investment would have grown to $20,509 - a 105.09% increase on your initial investment. For comparison, look at how the Standard & Poor's 500® Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $17,864 - a 78.64% increase.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

Because Class B shares automatically convert to Class A shares after 7 years, the above graph and the “Ten-Year” return for Class B reflect Class A performance for the period after conversion.

The performance data for Davis New York Venture Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS NEW YORK VENTURE FUND

CLASS C FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended July 31, 2007			Beginning	Ending	Expenses Paid
(This calculation includes any applicable			Account Value	Account Value	During Period*
contingent deferred sales charge.)			(02/01/07)	(07/31/07)	(02/01/07-07/31/07)
One-Year	12.17%	Actual	$1,000.00	$1,011.92	$8.08
Five-Year	13.04%	Hypothetical (5% return
Ten-Year	7.23%	before expenses)	$1,000.00	$1,016.76	$8.10

*Expenses are equal to the Class’s annualized expense ratio (1.62%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the adviser. See Notes to Performance on page 13 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis New York Venture Fund, Class C shares on July 31, 1997. As the chart shows, by July 31, 2007, the value of your investment would have grown to $20,091 - a 100.91% increase on your initial investment. For comparison, look at how the Standard & Poor's 500® Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $17,864 - a 78.64% increase.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis New York Venture Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS NEW YORK VENTURE FUND

CLASS R FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended July 31, 2007			Beginning	Ending	Expenses Paid
(There is no sales charge applicable			Account Value	Account Value	During Period*
to this calculation.)			(02/01/07)	(07/31/07)	(02/01/07-07/31/07)
One-Year	13.70%	Actual	$1,000.00	$1,014.31	$5.94
Life of Class (August 20, 2003		Hypothetical (5% return
through July 31, 2007)	14.22%	before expenses)	$1,000.00	$1,018.89	$5.96

*Expenses are equal to the Class’s annualized expense ratio (1.19%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the adviser. See Notes to Performance on page 13 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Davis New York Venture Fund, Class R shares on August 20, 2003 (inception of class). As the chart shows, by July 31, 2007, the value of your investment would have grown to $16,910 - a 69.10% increase on your initial investment. For comparison, look at how the Standard & Poor's 500® Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $15,635 - a 56.35% increase.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis New York Venture Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS NEW YORK VENTURE FUND

CLASS Y FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended July 31, 2007			Beginning	Ending	Expenses Paid
(There is no sales charge applicable			Account Value	Account Value	During Period*
to this calculation.)			(02/01/07)	(07/31/07)	(02/01/07-07/31/07)
One-Year	14.34%	Actual	$1,000.00	$1,017.17	$2.90
Five-Year	14.26%	Hypothetical (5% return
Ten-Year	8.39%	before expenses)	$1,000.00	$1,021.92	$2.91

*Expenses are equal to the Class’s annualized expense ratio (0.58%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the adviser. See Notes to Performance on page 13 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis New York Venture Fund, Class Y shares on July 31, 1997. As the chart shows, by July 31, 2007, the value of your investment would have grown to $22,389 - a 123.89% increase on your initial investment. For comparison, look at how the Standard & Poor's 500® Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $17,864 - a 78.64% increase.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis New York Venture Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS NEW YORK VENTURE FUND

NOTES TO PERFORMANCE

The following disclosure provides important information regarding the Fund’s Expense Example, which appears in each Class’s Fund Performance section of this Annual Report. Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 02/01/07 to 07/31/07. Please note that the Expense Example is general and does not reflect certain transaction or account specific costs, which may increase your total costs of investing in the Fund. If these transaction or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS

July 31, 2007

Value
Shares	Security	(Note 1)
COMMON STOCK – (96.51%)

AUTOMOBILES & COMPONENTS – (1.00%)
8,353,000	Harley-Davidson, Inc.	$478,793,960
CAPITAL GOODS – (1.31%)
13,249,077	Tyco International Ltd.	626,548,828
CAPITAL MARKETS – (5.19%)
8,451,920	Ameriprise Financial, Inc.	509,397,218
19,332,000	Bank of New York Mellon Corp.	822,576,600
6,734,000	E*TRADE Financial Corp.*	124,747,350
9,405,410	Julius Baer Holding, Ltd. AG (Switzerland)	657,686,301
3,842,580	Morgan Stanley	245,425,585
1,991,400	State Street Corp.	133,483,542
		2,493,316,596
COMMERCIAL BANKS – (7.33%)
11,023,500	Commerce Bancorp, Inc. (c)	368,736,075
67,693,338	HSBC Holdings PLC (United Kingdom) (b)	1,254,360,396
17,435,342	Wachovia Corp.	823,122,496
31,759,600	Wells Fargo & Co.	1,072,521,692
		3,518,740,659
COMMERCIAL SERVICES & SUPPLIES – (1.02%)
5,015,400	D&B Corp. (c)	490,305,504
CONSUMER DURABLES & APPAREL – (0.24%)
1,183,037	Hunter Douglas NV (Netherlands)	116,667,958
CONSUMER FINANCE – (4.66%)
37,034,100	American Express Co.	2,167,976,214
2,921,290	Discover Financial Services*	67,335,734
		2,235,311,948
CONSUMER SERVICES – (0.95%)
22,739,200	H&R Block, Inc. (c)	453,647,040
DIVERSIFIED FINANCIAL SERVICES – (5.90%)
19,081,316	Citigroup Inc.	888,616,886
33,219,640	JPMorgan Chase & Co.	1,461,996,356
8,928,200	Moody’s Corp.	480,337,160
		2,830,950,402
ENERGY – (12.78%)
9,343,000	Canadian Natural Resources Ltd. (Canada)	639,154,630
145,001,500	China Coal Energy Co., Shares H* (China)	268,423,897
25,965,186	ConocoPhillips	2,099,025,636
14,458,786	Devon Energy Corp.	1,078,770,023
11,544,100	EOG Resources, Inc.	809,241,410

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

July 31, 2007

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

ENERGY – (Continued)
13,593,400	Occidental Petroleum Corp.	$771,017,648
4,371,700	Transocean Inc.*	469,739,165
		6,135,372,409
FOOD & STAPLES RETAILING – (5.83%)
26,737,600	Costco Wholesale Corp. (c)	1,599,042,168
16,765,445	CVS Caremark Corp.	589,976,010
13,233,000	Wal-Mart Stores, Inc.	608,056,350
		2,797,074,528
FOOD, BEVERAGE & TOBACCO – (6.17%)
24,694,700	Altria Group, Inc.	1,641,456,709
30,967,549	Diageo PLC (United Kingdom)	632,542,493
8,097,950	Heineken Holding NV (Netherlands)	437,035,110
5,405,900	Hershey Co.	249,211,990
		2,960,246,302
HEALTH CARE EQUIPMENT & SERVICES – (3.52%)
5,061,600	Cardinal Health, Inc.	332,698,968
13,249,077	Covidien Ltd.*	542,549,683
6,156,000	Express Scripts, Inc.*	308,569,500
10,485,000	UnitedHealth Group Inc.	507,788,550
		1,691,606,701
HOUSEHOLD & PERSONAL PRODUCTS – (1.53%)
5,322,000	Avon Products, Inc.	191,645,220
8,803,000	Procter & Gamble Co.	544,553,580
		736,198,800
INSURANCE BROKERS – (0.72%)
8,617,400	Aon Corp.	345,040,696
LIFE & HEALTH INSURANCE – (0.45%)
2,588,000	Principal Financial Group, Inc.	145,937,320
1,493,400	Sun Life Financial Inc. (Canada) (b)	71,145,576
		217,082,896
MATERIALS – (4.09%)
4,668,500	BHP Billiton PLC (United Kingdom)	136,975,317
4,019,100	Martin Marietta Materials, Inc. (c)	550,616,700
1,972,000	Rio Tinto PLC (United Kingdom)	142,271,771
26,159,400	Sealed Air Corp. (c)	712,843,650
4,400,520	Vulcan Materials Co.	421,217,774
		1,963,925,212

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

July 31, 2007

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

MEDIA – (5.57%)
40,717,050	Comcast Corp., Special Class A*	$1,065,158,028
1,620,900	Gannett Co., Inc.	80,882,910
4,778,665	Lagardere S.C.A. (France)	377,478,426
1,232,550	Liberty Media Corp. – Capital, Series A*	141,170,114
32,790,500	News Corp., Class A	692,535,360
7,615,175	Virgin Media Inc. (United Kingdom)	189,237,099
8,941,680	WPP Group PLC (United Kingdom)	128,138,660
		2,674,600,597
MULTI-LINE INSURANCE – (5.94%)
27,856,210	American International Group, Inc.	1,787,811,558
22,476,600	Loews Corp.	1,065,390,840
		2,853,202,398
PROPERTY & CASUALTY INSURANCE – (6.37%)
1,987,000	Ambac Financial Group, Inc.	133,427,050
11,263	Berkshire Hathaway Inc., Class A*	1,238,930,000
13,275	Berkshire Hathaway Inc., Class B*	47,843,100
3,218,400	Chubb Corp.	162,239,544
86,130	Markel Corp.*	40,093,515
11,518,000	Millea Holdings, Inc. (Japan)	458,175,379
16,346,000	NIPPONKOA Insurance Co., Ltd. (Japan)	148,044,882
39,560,400	Progressive Corp. (Ohio) (c)	829,977,192
		3,058,730,662
REAL ESTATE – (0.68%)
4,516,204	General Growth Properties, Inc.	216,687,468
21,545,000	Hang Lung Group Ltd. (Hong Kong)	107,822,300
		324,509,768
REINSURANCE – (1.09%)
617,200	Everest Re Group, Ltd.	60,639,900
6,293,762	Transatlantic Holdings, Inc. (c)	460,388,690
		521,028,590
RETAILING – (3.30%)
5,352,000	Amazon.com, Inc.*	420,239,040
9,795,000	Bed Bath & Beyond Inc.*	339,739,575
8,863,500	CarMax, Inc.*	212,103,555
2,367,750	Expedia, Inc. (b)*	62,982,150
2,367,750	IAC/InterActiveCorp*	68,096,490
6,162,750	Liberty Media Corp. – Interactive, Series A*	129,171,240

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

July 31, 2007

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

RETAILING – (Continued)
6,600,000	Lowe’s Cos, Inc.	$184,866,000
1,236,000	Sears Holdings Corp.*	169,016,820
		1,586,214,870
SOFTWARE & SERVICES – (3.69%)
679,600	Google Inc., Class A*	346,697,940
19,254,450	Iron Mountain Inc.* (c)	515,826,715
31,385,800	Microsoft Corp.	909,717,413
		1,772,242,068
TECHNOLOGY HARDWARE & EQUIPMENT – (3.56%)
6,506,000	Agilent Technologies, Inc.*	248,203,900
19,401,000	Dell Inc.*	542,742,975
6,654,400	Hewlett-Packard Co.	306,302,032
4,830,300	Nokia Oyj, ADR (Finland)	138,339,792
13,249,076	Tyco Electronics Ltd.*	474,581,920
		1,710,170,619
TELECOMMUNICATION SERVICES – (1.47%)
8,171,000	SK Telecom Co., Ltd., ADR (South Korea)	229,931,940
23,072,000	Sprint Nextel Corp.	473,668,160
		703,600,100
TRANSPORTATION – (2.15%)
4,908,000	Asciano Group* (Australia)	39,820,653
72,699,860	China Merchants Holdings International Co., Ltd. (China)	354,293,286
14,608,000	China Shipping Development Co. Ltd., Shares H (China)	37,767,058
48,169,100	Cosco Pacific Ltd. (China)	126,081,527
1,852,800	Kuehne & Nagel International AG, Registered (Switzerland)	181,241,924
6,712,000	Toll Holdings Ltd. (Australia)	80,308,627
2,794,000	United Parcel Service, Inc., Class B	211,561,680
		1,031,074,755

	Total Common Stock – (identified cost $29,251,931,318)	46,326,204,866

CONVERTIBLE BONDS – (0.25%)

TELECOMMUNICATION SERVICES – (0.25%)
$68,500,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $68,500,000)	120,217,500

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

July 31, 2007

Value
Principal	Security	(Note 1)
REPURCHASE AGREEMENTS – (3.32%)

$316,678,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.28%,
	08/01/07, dated 07/31/07, repurchase value of $316,724,446
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.335%-6.987%, 09/01/33-05/01/37, total market
	value $323,011,560)	$316,678,000
316,678,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.30%,
	08/01/07, dated 07/31/07, repurchase value of $316,724,622
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-7.375%, 08/01/07-07/15/36,
	total market value $323,011,560)	316,678,000
203,076,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 5.28%,
	08/01/07, dated 07/31/07, repurchase value of $203,105,784
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 0.00%-6.338%, 11/15/31-08/25/37, total market
	value $207,137,520)	203,076,000
443,351,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%,
	08/01/07, dated 07/31/07, repurchase value of $443,416,271
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 3.849%-8.67%, 12/01/08-11/01/46, total market
	value $452,218,020)	443,351,000
316,678,000	UBS Securities LLC Joint Repurchase Agreement, 5.30%,
	08/01/07, dated 07/31/07, repurchase value of $316,724,622
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-6.50%, 11/01/25-06/01/37, total market
	value $323,011,560)	316,678,000

	Total Repurchase Agreements – (identified cost $1,596,461,000)	1,596,461,000

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

July 31, 2007

Value
Principal	Security	(Note 1)
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (0.21%)

MONEY MARKET INSTRUMENTS – (0.03%)

$14,563,391	UBS Private Money Market LLC, 5.228028%	$14,563,391

REPURCHASE AGREEMENTS – (0.18%)

16,861,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.28%,
	08/01/07, dated 07/31/07, repurchase value of $16,863,473
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.335%-6.987%, 09/01/33-05/01/37, total market
	value $17,198,220)	16,861,000
16,861,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.30%,
	08/01/07, dated 07/31/07, repurchase value of $16,863,482
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-7.375%, 08/01/07-07/15/36,
	total market value $17,198,220)	16,861,000
10,812,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 5.28%,
	08/01/07, dated 07/31/07, repurchase value of $10,813,586
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 0.00%-6.338%, 11/15/31-08/25/37, total market
	value $11,028,240)	10,812,000
23,605,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%,
	08/01/07, dated 07/31/07, repurchase value of $23,608,475
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 3.849%-8.67%, 12/01/08-11/01/46, total market
	value $24,077,100)	23,605,000
16,861,000	UBS Securities LLC Joint Repurchase Agreement, 5.30%,
	08/01/07, dated 07/31/07, repurchase value of $16,863,482
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-6.50%, 11/01/25-06/01/37, total market
	value $17,198,220)	16,861,000

		85,000,000

	Total Investment of Cash Collateral for
	Securities Loaned – (identified cost $99,563,391)	99,563,391

Total Investments – (100.29%) (identified cost $31,016,455,709)	48,142,446,757
Liabilities Less Other Assets – (0.29%)	(141,021,299)
Net Assets – (100.00%)	$48,001,425,458

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

July 31, 2007

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)  Aggregate cost for Federal Income Tax purposes is $31,028,535,494. At July 31, 2007, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$17,427,985,697
Unrealized depreciation	(314,074,434)
Net unrealized appreciation	$17,113,911,263
(b)	Security is partially on loan – See Note 7 of the Notes to Financial Statements.

(c)  Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the year ended July 31, 2007. The aggregate fair value of the securities of affiliated companies held by the Fund as of July 31, 2007, amounts to $5,981,383,734. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares July 31, 2006	Gross Additions	Gross Reductions	Shares July 31, 2007	Dividend Income
Commerce Bancorp, Inc.	7,023,000	4,000,500	–	11,023,500	$–
Costco Wholesale Corp.	24,330,600	2,407,000	–	26,737,600	14,225,460
D&B Corp.	5,015,400	–	–	5,015,400	2,507,700
Golden West Financial
Corp. (d)(e)	16,588,500	–	16,588,500	–	1,327,080
H&R Block, Inc.	17,739,200	5,000,000	–	22,739,200	9,579,168
Iron Mountain Inc. (f)	12,836,300	6,418,150	–	19,254,450	–
Martin Marietta Materials, Inc.	4,019,100	–	–	4,019,100	4,421,010
Progressive Corp. (Ohio)	39,560,400	–	–	39,560,400	692,307
Sealed Air Corp. (f)	13,079,700	13,079,700	–	26,159,400	9,155,790
Transatlantic Holdings, Inc.	6,293,762	–	–	6,293,762	3,398,631
(d)	Not an affiliate as of July 31, 2007.
(e)	Gross reductions due to merger.
(f)	Gross additions due to stock split.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND

STATEMENT OF ASSETS AND LIABILITIES

At July 31, 2007

ASSETS:
Investments in securities, at value (see accompanying Schedule of Investments):
Unaffiliated companies (including securities loaned of $97,901,229)
(cost of $27,269,587,849)	$42,061,499,632
Affiliated companies (cost of $3,647,304,469)	5,981,383,734
Collateral for securities loaned (cost of $99,563,391) (Note 7)	99,563,391
Cash	1,176,515
Receivables:
Dividends and interest	36,310,831
Capital stock sold	120,543,629
Prepaid expenses	85,838
Due from adviser	141,500
Total assets	48,300,705,070
LIABILITIES:
Return of collateral for securities loaned (Note 7)	99,563,391
Payables:
Capital stock redeemed	87,493,969
Investment securities purchased	60,771,090
Accrued expenses	12,963,928
Accrued management fees	21,198,393
Distribution and service plan fees (Note 4)	17,288,841
Total liabilities	299,279,612
NET ASSETS	$48,001,425,458

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$60,852,596
Additional paid-in capital	32,406,756,536
Net unrealized appreciation on investments and foreign currency transactions	17,126,001,016
Undistributed net investment income	218,580,206
Accumulated net realized losses from investments and foreign currency
transactions	(1,810,764,896)
Net Assets	$48,001,425,458

DAVIS NEW YORK VENTURE FUND

STATEMENT OF ASSETS AND LIABILITIES – (Continued)

At July 31, 2007

CLASS A SHARES
Net assets	$29,764,226,675
Shares outstanding	748,753,580
Net asset value and redemption price per share	$39.75
Maximum offering price per share (100/95.25 of $39.75)*	$41.73

CLASS B SHARES
Net assets	$3,007,457,240
Shares outstanding	79,289,832
Net asset value, offering, and redemption price per share	$37.93

CLASS C SHARES
Net assets	$7,749,891,740
Shares outstanding	202,967,358
Net asset value, offering, and redemption price per share	$38.18

CLASS R SHARES
Net assets	$741,344,584
Shares outstanding	18,660,061
Net asset value, offering, and redemption price per share	$39.73

CLASS Y SHARES
Net assets	$6,738,505,219
Shares outstanding	167,381,095
Net asset value, offering, and redemption price per share	$40.26

*On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND

STATEMENT OF OPERATIONS

For the year ended July 31, 2007

INVESTMENT INCOME:
Income:
Dividends:
Unaffiliated companies (Net of foreign withholding taxes of $6,005,263)		$674,787,148
Affiliated companies		45,307,146
Interest		76,501,990
Net lending fees		1,120,320
Total income		797,716,604
Expenses:
Management fees (Note 3)	$211,054,429
Custodian fees	5,140,126
Transfer agent fees:
Class A	28,399,299
Class B	5,234,245
Class C	8,561,117
Class R	964,576
Class Y	4,611,272
Audit fees	90,000
Legal fees	98,001
Accounting fees (Note 3)	399,996
Reports to shareholders	3,806,603
Directors’ fees and expenses	659,496
Registration and filing fees	1,369,354
Miscellaneous	469,636
Payments under distribution plan (Note 4):
Class A	68,310,663
Class B	35,965,885
Class C	72,692,537
Class R	2,919,651
Total expenses		450,746,886
Expenses paid indirectly (Note 6)		(19,947)
Reimbursement of expenses by adviser (Note 9)		(1,940,187)
Net expenses		448,786,752
Net investment income		348,929,852

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions:
Unaffiliated companies		786,636,763
Affiliated companies		308,485,871
Foreign currency transactions		(1,303,498)
Net increase in unrealized appreciation on investments and foreign currency
transactions		3,949,963,385
Net realized and unrealized gain on investments and foreign currency		5,043,782,521
Net increase in net assets resulting from operations		$5,392,712,373

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended July 31, 2007	Year ended July 31, 2006
OPERATIONS:
Net investment income	$348,929,852	$195,294,380
Net realized gain (loss) from investments and
foreign currency transactions	1,093,819,136	(285,206,253)
Net increase in unrealized appreciation on investments
and foreign currency transactions	3,949,963,385	3,209,751,898
Net increase in net assets resulting from operations	5,392,712,373	3,119,840,025

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Class A	(187,901,477)	(151,674,413)
Class B	(392,486)	(2,175,339)
Class C	(766,918)	(3,205,854)
Class R	(2,218,590)	(851,754)
Class Y	(45,448,192)	(32,418,523)

CAPITAL SHARE TRANSACTIONS:
net increase (decrease) in assets resulting from capital
share transactions (Note 5)
Class A	3,765,766,948	3,587,108,368
Class B	(1,624,855,397)	(1,502,603,662)
Class C	672,931,301	745,074,596
Class R	306,925,828	261,536,069
Class Y	1,990,981,365	1,444,868,343

Total increase in net assets	10,267,734,755	7,465,497,856

NET ASSETS:
Beginning of year	37,733,690,703	30,268,192,847
End of year*	$48,001,425,458	$37,733,690,703

*Including undistributed net investment income of	$218,580,206	$107,681,515

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS

July 31, 2007

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is growth of capital. The Fund offers shares in five classes, Class A, Class B, Class C, Class R, and Class Y. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class R and Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class R shares generally are available only to retirement and benefit plans. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class's distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Advisors (“Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Master Repurchase Agreements – The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation – The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

July 31, 2007

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

Foreign Currency – The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required. At July 31, 2007, the Fund had available for Federal Income Tax purposes unused capital loss carryovers of $1,798,684,000 of which $744,419,000 expires in 2011, $435,021,000 expires in 2012, $243,098,000 expires in 2013 and $376,146,000 expires in 2014.

Securities Transactions and Related Investment Income – Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended July 31, 2007, amounts have been reclassified to reflect a decrease to undistributed net investment income of $1,303,498 and a corresponding decrease to accumulated net realized losses from investments and foreign currency transactions. Net assets have not been affected by this reclassification.

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

July 31, 2007

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

The tax character of distributions paid during the years ended July 31, 2007 and 2006, was as follows:

	2007	2006
Ordinary income	$236,727,663	$190,325,883

As of July 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed net investment income	$218,579,332
Accumulated net realized losses from investments and
foreign currency transactions	(1,798,684,236)
Net unrealized appreciation on investments and
foreign currency transactions	17,113,921,230
Total	$15,533,816,326

Indemnification – Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

New Accounting Pronouncement – In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. The Fund is required to record any change in NAV related to the implementation of FIN 48 no later than the last business day of the semi-annual reporting period, and the effects of FIN 48 would be reflected in the Fund’s Semi-Annual Report. The Fund does not believe the impact from adopting FIN 48 will materially impact the financial statement amounts.

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

July 31, 2007

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal periods. As of July 31, 2007, the Adviser does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

NOTE 2 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the year ended July 31, 2007 were $6,007,772,638 and $2,315,673,323, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser. Prior to April 1, 2007, the annual rate was 0.75% of the average net assets for the first $250 million, 0.65% on the next $250 million, 0.55% on the next $2.5 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, 0.485% on the next $8 billion, 0.47% on the next $7 billion, 0.455% on the next $8 billion, and 0.44% of the average net assets in excess of $33 billion. Effective April 1, 2007, the Advisory fee was changed from 0.44% of the average net assets in excess of $33 billion to 0.44% on the next $7 billion, 0.425% on the next $8 billion, and 0.41% of the average net assets in excess of $48 billion. Advisory fees paid during the year ended July 31, 2007 approximated 0.48% of average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the year ended July 31, 2007, amounted to $1,955,692. State Street Bank & Trust Co. (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee amounted to $399,996 for the year ended July 31, 2007. Certain directors and the officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

July 31, 2007

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES

CLASS A SHARES

Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the year ended July 31, 2007, Davis Distributors, LLC, the Fund’s Underwriter (the “Underwriter” or “Distributor”) received $28,227,730 from commissions earned on sales of Class A shares of the Fund, of which $4,277,515 was retained by the Underwriter and the remaining $23,950,215 was reallowed to investment dealers. The Underwriter paid the costs of prospectuses in excess of those required to be filed as part of the Fund's registration statement, sales literature, and other expenses assumed or incurred by it in connection with such sales.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers. The service fee for Class A shares of the Fund for the year ended July 31, 2007 was $68,310,663.

CLASS B SHARES

Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund's Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., (“NASD”), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Distribution Plan, plus interest at 1.00% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1.00%) of distribution charges that exceed the 1.00% annual limit in some future period or periods when the plan limits have not been reached.

During the year ended July 31, 2007, Class B shares of the Fund made distribution plan payments, which included distribution fees of $27,008,052 and service fees of $8,957,833.

Commission advances by the Distributor during the year ended July 31, 2007 on the sale of Class B shares of the Fund amounted to $7,207,074, all of which was re-allowed to qualified selling dealers.

The Distributor intends to seek payment from Class B shares of the Fund in the amount of $339,603,714 representing 6.25% of gross Fund sales of Class B shares, plus interest, reduced by cumulative distribution fees paid by the Fund and cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the year ended July 31, 2007, the Distributor received $2,861,468 in contingent deferred sales charges from Class B shares of the Fund.

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

July 31, 2007

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES – (Continued)

CLASS C SHARES

Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1.00% if redeemed within one year of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund's Class C shares. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the NASD, which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1.00% limitations applicable to the Class B Distribution Plan.

During the year ended July 31, 2007, Class C shares of the Fund made distribution plan payments, which included distribution fees of $54,519,403 and service fees of $18,173,134.

Commission advances by the Distributor during the year ended July 31, 2007, on the sale of Class C shares of the Fund amounted to $13,825,399, all of which was re-allowed to qualified selling dealers. During the year ended July 31, 2007, the Distributor received $533,517 in contingent deferred sales charges from Class C shares of the Fund.

CLASS R SHARES

Class R shares of the Fund are sold and redeemed at net asset value. Payments under the Class R Distribution Plan are limited to an annual rate of 0.75% of the average daily net asset value of the Class R shares or the maximum amount provided by applicable rule or regulation of the NASD, which currently is 1.00%. The effective rate of the Class R Distribution Plan is currently 0.50%, of which 0.25% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class R shares are subject to the same 6.25% and 1.00% limitations applicable to the Class B Distribution Plan.

During the year ended July 31, 2007, Class R shares of the Fund made distribution plan payments, which included distribution fees of $1,459,826 and service fees of $1,459,825.

NOTE 5 - CAPITAL STOCK

At July 31, 2007, there were 3,500,000,000 shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., 2,125,000,000 of which shares are classified as Davis New York Venture Fund. Transactions in capital stock were as follows:

Class A	Year ended		Year ended
	July 31, 2007		July 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	215,323,689	$8,306,130,052	214,264,343	$7,274,060,922
Shares issued in reinvestment
of distributions	4,671,646	175,935,265	4,192,549	142,128,327
	219,995,335	8,482,065,317	218,456,892	7,416,189,249
Shares redeemed	(120,976,699)	(4,716,298,369)	(113,692,160)	(3,829,080,881)
Net increase	99,018,636	$3,765,766,948	104,764,732	$3,587,108,368

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

July 31, 2007

NOTE 5 - CAPITAL STOCK – (Continued)

Class B	Year ended		Year ended
	July 31, 2007		July 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	7,240,752	$265,353,320	9,755,352	$315,550,576
Shares issued in reinvestment
of distributions	9,893	357,361	61,224	1,991,611
	7,250,645	265,710,681	9,816,576	317,542,187
Shares redeemed	(51,861,379)	(1,890,566,078)	(56,106,894)	(1,820,145,849)
Net decrease	(44,610,734)	$(1,624,855,397)	(46,290,318)	$(1,502,603,662)

Class C	Year ended		Year ended
	July 31, 2007		July 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	40,886,012	$1,514,564,812	43,237,346	$1,409,591,594
Shares issued in reinvestment
of distributions	19,513	709,438	90,400	2,959,688
	40,905,525	1,515,274,250	43,327,746	1,412,551,282
Shares redeemed	(22,584,980)	(842,342,949)	(20,490,107)	(667,476,686)
Net increase	18,320,545	$672,931,301	22,837,639	$745,074,596

Class R	Year ended		Year ended
	July 31, 2007		July 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	11,878,019	$460,044,527	9,293,592	$315,928,230
Shares issued in reinvestment
of distributions	58,818	2,218,001	24,825	842,813
	11,936,837	462,262,528	9,318,417	316,771,043
Shares redeemed	(3,949,912)	(155,336,700)	(1,624,301)	(55,234,974)
Net increase	7,986,925	$306,925,828	7,694,116	$261,536,069

Class Y	Year ended		Year ended
	July 31, 2007		July 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	71,859,924	$2,843,564,854	56,241,579	$1,930,517,419
Shares issued in reinvestment
of distributions	860,369	32,754,246	714,047	24,463,232
	72,720,293	2,876,319,100	56,955,626	1,954,980,651
Shares redeemed	(22,572,926)	(885,337,735)	(14,832,299)	(510,112,308)
Net increase	50,147,367	$1,990,981,365	42,123,327	$1,444,868,343

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

July 31, 2007

NOTE 6 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $19,947 during the year ended July 31, 2007.

NOTE 7 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with UBS Securities LLC. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, UBS Securities LLC is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of July 31, 2007, the Fund had on loan securities valued at $97,901,229; cash of $99,563,391 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 8 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding at July 31, 2007.

NOTE 9 - PAYMENTS BY AFFILIATES

In May 2007, the Adviser reimbursed Davis New York Venture Fund for certain distribution fees that were incorrectly accounted for when incurred, covering the period from August 1, 2003 to July 31, 2006. The amount paid to Davis New York Venture Fund was $1,940,187.

DAVIS NEW YORK VENTURE FUND

FINANCIAL HIGHLIGHTS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis New York Venture Fund Class A:
Year ended 7/31/2007	35.11	0.37	[3]	4.54	4.91
Year ended 7/31/2006	32.13	0.27	[3]	2.98	3.25
Year ended 7/31/2005	27.83	0.30	[3]	4.23	4.53
Year ended 7/31/2004	23.73	0.17		4.12	4.29
Year ended 7/31/2003	21.47	0.18		2.21	2.39
Davis New York Venture Fund Class B:
Year ended 7/31/2007	33.53	0.05	[3]	4.35	4.40
Year ended 7/31/2006	30.69	–	[3,5]	2.85	2.85
Year ended 7/31/2005	26.60	0.05	[3]	4.04	4.09
Year ended 7/31/2004	22.70	(0.02)[3]		3.92	3.90
Year ended 7/31/2003	20.58	0.01	[3]	2.11	2.12
Davis New York Venture Fund Class C:
Year ended 7/31/2007	33.74	0.07	[3]	4.37	4.44
Year ended 7/31/2006	30.89	0.01	[3]	2.86	2.87
Year ended 7/31/2005	26.77	0.05	[3]	4.08	4.13
Year ended 7/31/2004	22.85	–	[3,5]	3.93	3.93
Year ended 7/31/2003	20.71	–	[5]	2.14	2.14
Davis New York Venture Fund Class R:
Year ended 7/31/2007	35.10	0.26	[3]	4.54	4.80
Year ended 7/31/2006	32.13	0.17	[3]	2.99	3.16
Year ended 7/31/2005	27.83	0.23	[3]	4.23	4.46
Period from 8/20/2003[7] to 7/31/2004	23.98	0.13	[3]	3.86	3.99
Davis New York Venture Fund Class Y:
Year ended 7/31/2007	35.54	0.48	[3]	4.60	5.08
Year ended 7/31/2006	32.53	0.35	[3]	3.03	3.38
Year ended 7/31/2005	28.18	0.40	[3]	4.28	4.68
Year ended 7/31/2004	24.01	0.28		4.16	4.44
Year ended 7/31/2003	21.72	0.25		2.24	2.49

	Year ended July 31,
	2007	2006	2005	2004	2003
Portfolio Turnover[2]
(for all classes of shares)	5%	6%	3%	6%	10%

1  Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns for periods of less than one full year are not annualized.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000,000 omitted)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets
									Gross	Net[4]

$(0.27)	$–	$–	$–	$–	$(0.27)	$39.75	14.03%	$29,764	0.85%	0.85%	0.95%
(0.27)	–	–	–	–	(0.27)	35.11	10.15	22,809	0.88	0.87	0.79
(0.23)	–	–	–	–	(0.23)	32.13	16.34	17,508	0.89	0.89	0.98
(0.19)	–	–	–	–	(0.19)	27.83	18.10	12,868	0.92	0.92	0.77
(0.13)	–	–	–	–	(0.13)	23.73	11.19	9,581	0.95	0.95	0.85

– [5]	–	–	–	–	– [5]	37.93	13.13	3,007	1.65	1.65	0.15
(0.01)	–	–	–	–	(0.01)	33.53	9.30	4,154	1.66	1.65	0.01
– [5]	–	–	–	–	– [5]	30.69	15.38	5,223	1.69	1.69	0.18
– [5]	–	–	–	–	– [5]	26.60	17.18	5,267	1.73	1.73	(0.04)
–	–	–	–	–	–	22.70	10.30	4,917	1.77	1.77	0.03

– [5]	–	–	–	–	– [5]	38.18	13.17	7,750	1.62	1.62	0.18
(0.02)	–	–	–	–	(0.02)	33.74	9.29	6,230	1.65	1.64	0.02
(0.01)	–	–	–	–	(0.01)	30.89	15.42	4,998	1.68	1.68	0.19
(0.01)	–	–	–	–	(0.01)	26.77	17.19	3,899	1.70	1.70	(0.01)
–	–	–	–	–	–	22.85	10.33	3,122	1.74	1.74	0.06

(0.17)	–	–	–	–	(0.17)	39.73	13.70	741	1.17	1.17	0.63
(0.19)	–	–	–	–	(0.19)	35.10	9.86	375	1.15	1.15	0.51
(0.16)	–	–	–	–	(0.16)	32.13	16.04	96	1.15	1.15	0.72
(0.14)	–	–	–	–	(0.14)	27.83	16.67	10	1.15 [6]	1.15 [6]	0.51 [6]

(0.36)	–	–	–	–	(0.36)	40.26	14.34	6,739	0.59	0.59	1.21
(0.37)	–	–	–	–	(0.37)	35.54	10.44	4,166	0.62	0.62	1.04
(0.33)	–	–	–	–	(0.33)	32.53	16.68	2,444	0.58	0.58	1.29
(0.27)	–	–	–	–	(0.27)	28.18	18.53	1,354	0.58	0.58	1.11
(0.20)	–	–	–	–	(0.20)	24.01	11.53	1,057	0.61	0.61	1.19

[3]	Per share calculations were based on average shares outstanding for the period.

4  The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

[5]	Less than $0.005 per share.

[6]	Annualized.

[7]	Inception date of class.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

of Davis New York Venture Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis New York Venture Fund (a series of Davis New York Venture Fund, Inc.), including the schedule of investments, as of July 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis New York Venture Fund as of July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

September 24, 2007

DAVIS NEW YORK VENTURE FUND

FUND INFORMATION

Federal Income Tax Information (Unaudited)

In early 2008, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

During the fiscal year ended July 31, 2007, $236,727,663 of dividends paid by the Fund constituted income dividends for Federal Income Tax purposes. The Fund designates $236,727,663 as income qualifying for the corporate dividends-received deduction.

For the fiscal year ended July 31, 2007, certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $236,727,663 as qualified dividend income.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations, which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax adviser for specific guidance.

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge upon request by calling 1-800-279-0279 or on the fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS NEW YORK VENTURE FUND

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material, and their counsel provided guidance, prior to a separate contract review meeting held in March 2007, where the Independent Directors reviewed and evaluated all information, which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interests of Davis New York Venture Fund and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements.

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.

Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest and which fund to invest in. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful positive impact on investor behavior.

Davis Advisors and members of the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors concluded that this investment tends to align Davis Advisors’ and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are highly motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Advisors and the Davis family have contributed to the economies of scale which have lowered fees and expenses for Davis Funds’ shareholders over time.

The Independent Directors observed that Davis Advisors has consistently demonstrated an orientation in line with shareholders. Davis Advisors and the Davis Funds have continued to receive recognition in the press, and among industry observers and participants, for the quality of its investment process, its shareholder orientation, and integrity.

DAVIS NEW YORK VENTURE FUND

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors could be equally, or more important, in assessing whether Davis Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Directors who take many factors, including those listed below, into consideration in representing the shareholders of Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after tax results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules and breakpoints of Davis New York Venture Fund, including an assessment of competitive fee schedules.

The Independent Directors reviewed the management fee schedule for Davis New York Venture Fund, profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increase, and whether the fee level reflects those potential economies of scale. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors noted that Davis New York Venture Fund had out-performed its benchmark, the Standard & Poor’s 500® Index, and exceeded the average performance of its peer group over longer-term investment horizons.

The Independent Directors considered the total expense ratio for Davis New York Venture Fund, noting it was reasonable and below the average expense ratio of its peer group. The Independent Directors noted that the advisory fee for Davis New York Venture Fund is below the average of its peer group.

The Independent Directors considered the advisory fee schedule for Davis New York Venture Fund and the addition of two additional breakpoints in the management fee, resulting in a marginal management fee of 0.41% on average net assets over $48 billion. The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Davis New York Venture Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

DAVIS NEW YORK VENTURE FUND

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Approval of Advisory Arrangements

The Independent Directors concluded that Davis Advisors had provided Davis New York Venture Fund and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the successful execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis New York Venture Fund was reasonable in light of the nature, quality and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors and the full board of directors therefore voted to continue the Advisory Agreements.

DAVIS NEW YORK VENTURE FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel and Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (REIT) and former Co-chairman and Chief Executive Officer for the last 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post, Co. (newspaper publisher).

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development).	13	Director, CH2M-Hill, Inc. (engineering); Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

DAVIS NEW YORK VENTURE FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors – (Continued)

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002; President of Private Advisory Services of Bank of America (an investment management firm) from 2001 until 2002; prior to that a Managing Director and Global Head of Marketing and Distribution for Lazard Asset Management (an investment management firm) for ten years.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner of Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (3/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide (travel-services provider); through March 2007, Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

DAVIS NEW YORK VENTURE FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*    Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

DAVIS NEW YORK VENTURE FUND

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President
John S. Gates, Jr.	Andrew A. Davis
Thomas S. Gayner	Vice President
Jerry D. Geist	Kenneth C. Eich
G. Bernard Hamilton	Executive Vice President & Principal
Samuel H. Iapalucci	Executive Officer
Robert P. Morgenthau	Sharra L. Haynes
Christian R. Sonne	Vice President & Chief Compliance Officer
Marsha Williams	Douglas A. Haines
Vice President & Principal Accounting Officer
Thomas D. Tays
Investment Adviser	Vice President & Secretary
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Transfer Agent
Boston Financial Data Services, Inc
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis New York Venture Fund including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

Table of Contents

Management’s Discussion and Analysis	2

Fund Performance and Supplementary Information	5

Schedule of Investments	11

Statement of Assets and Liabilities	15

Statement of Operations	16

Statements of Changes in Net Assets	17

Notes to Financial Statements	18

Financial Highlights	25

Report of Independent Registered Public Accounting Firm	28

Fund Information	29

Director Approval of Advisory Agreements	30

Directors and Officers	33

DAVIS RESEARCH FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

During the year ended July 31, 2007, the stock market, as measured by the Standard & Poor’s 500® Index1, increased by 16.13%. U.S. economic activity, as measured by the gross domestic product (“GDP”), increased between 0.6% and 3.4% over the last four calendar quarters ended June 30, 2007. Interest rates, as measured by the 10-year Treasury bond, began August 2006 just under 5.1%, fell to just under 4.6% in March 2007, and ended July 2007 at about 5.0%

The industry sectors within the S&P 500® Index that turned in the strongest performance over the 12-month period were materials, information technology, and telecommunication services. The industry sectors that turned in the weakest performance over the 12-month period were banking, diversified financials, and real estate.

Performance Overview

Davis Research Fund’s Class A shares delivered a total return on net asset value of 19.74% for the year ended July 31, 20072. Over the same time period, the Standard & Poor’s 500® Index1 returned 16.13%. The Fund’s investment strategy is to use the Davis Investment Discipline to invest the majority of its assets in equity securities issued by large and medium-capitalization companies.

Consumer discretionary companies made the most important contributions3 to performance. The Fund’s consumer discretionary companies out-performed the corresponding sector within the Index as well as the Index itself. Lagardere4, Continental AG, and DIRECTV Group were among the top contributors to performance. CarMax and Walt Disney Co. were among the top detractors from performance. The Fund no longer owns DIRECTV Group.

Information technology companies were the second most important contributors to performance and they also represented the Fund’s largest sector holding. Information technology holdings were one of the strongest performing sectors for the Index and the Fund’s information technology holdings out-performed the corresponding sector within the Index as well as the Index itself. Microsoft, Hewlett-Packard, Cisco Systems, International Business Machines, and Nokia were among the top contributors to performance. Google was among the top detractors from performance.

Financial companies were the largest detractors from performance. E*TRADE Financial, Ambac Financial Group, and MBIA were among the top detractors from performance.

The strongest performing sector of the Index was materials. The Fund benefited both from having a larger portion of its assets invested in material companies than the Index, and the Fund’s material companies out-performed the corresponding sector within the Index. Companhia Vale do Rio Doce and Monsanto were among the top contributors to performance.

2

DAVIS RESEARCH FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Other individual companies detracting from performance included Omnicare, a health care company, and EOG Resources, an energy company.

The Fund ended the period with approximately 23% of its assets invested in foreign companies. As a group, the foreign companies owned by the Fund out-performed the Index over the 12-month period.

_______________________________________

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Research Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Research Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Research Fund are: (1) market risk, (2) company risk, (3) foreign country risk, (4) medium-capitalization risk, (5) focused portfolio risk, (6) headline risk, and (7) selection risk. See the prospectus for a full description of each risk.

Class A, B, and C shares of Davis Research Fund have been registered with the Securities and Exchange Commission and, as of the date of this report, in selected states where eligible investors are residents. Shares of Davis Research Fund currently are not available for public sale in any other state or jurisdiction. Currently, only the directors, officers and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) are eligible to purchase Fund shares. The Adviser reserves the right to reject any offer to purchase shares.

1    The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

3

DAVIS RESEARCH FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

2     Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. The total annual operating expense ratio for Davis Research Fund Class A for the year ended July 31, 2007 was 0.90%. Below are the average annual total returns for the periods ended July 31, 2007:

	1-Year	5-Year	Fund Inception (10/31/01)
Davis Research Fund A without sales charge	19.74%	16.35%	10.29%
Davis Research Fund A with 4.75% sales charge	14.07%	15.22%	9.36%
Standard & Poor’s 500® Index	16.13%	11.81%	7.55%

Fund performance changes over time and current performance may be higher or lower than stated. The total annual operating expense ratio may vary in future years. Expense ratios and returns for other classes of shares will vary from the above expense ratio and returns. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

3     A company’s contribution to the Fund’s performance is a product of both its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

4     This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

Shares of the Davis Research Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

4

DAVIS RESEARCH FUND

FUND OVERVIEW

At July 31, 2007

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

			Fund	S&P 500®
Common Stock (US)	76.68%	Technology	26.18%	16.03%
Common Stock (Foreign)	22.79%	Media	16.11%	3.28%
Short Term Investments	0.61%	Diversified Financials	9.74%	9.43%
Other Assets & Liabilities	(0.08)%	Health Care	7.60%	11.58%
	100.00%	Materials	7.36%	3.14%
		Retailing	6.90%	3.14%
		Automobiles & Components	5.76%	0.60%
		Energy	4.89%	11.21%
		Insurance	3.60%	4.49%
		Capital Goods	2.84%	9.18%
		Household & Personal Products	2.79%	2.24%
		Transportation	2.61%	1.87%
		Food & Staples Retailing	2.54%	2.34%
		Telecommunication Services	1.08%	3.76%
		Banks	–	4.88%
		Other	–	12.83%
			100.00%	100.00%

Top 10 Holdings

Security	Industry	% of Fund’s Net Assets
Cisco Systems, Inc.	Technology Hardware & Equipment	4.68%
Microsoft Corp.	Software & Services	4.61%
Lagardere S.C.A.	Media	3.80%
News Corp., Class A	Media	3.61%
E*TRADE Financial Corp.	Capital Markets	3.51%
Hewlett-Packard Co.	Technology Hardware & Equipment	3.02%
Google Inc., Class A	Software & Services	2.82%
Avon Products, Inc.	Household & Personal Products	2.77%
WPP Group PLC	Media	2.71%
UnitedHealth Group Inc.	Healthcare Equipment & Services	2.67%

5

DAVIS RESEARCH FUND

PORTFOLIO ACTIVITY – AUGUST 1, 2006 THROUGH JULY 31, 2007

New Positions Added (08/01/06-07/31/07)

(Highlighted positions are those greater than 1.75% of 7/31/07 total net assets)

Security	Sector	Date of 1st Purchase	% of 07/31/07 Fund Net Assets
Ambac Financial Group, Inc.	Property & Casualty Insurance	08/17/06	1.92%
Amgen Inc.	Pharmaceuticals, Biotechnology
	& Life Sciences	04/04/07	0.84%
Bank of New York Mellon Corp.	Capital Markets	11/13/06	1.71%
CarMax, Inc.	Retailing	12/04/06	1.86%
DaimlerChrysler AG, Registered	Automobiles & Components	05/18/07	1.97%
E*TRADE Financial Corp.	Capital Markets	12/15/06	3.51%
Google Inc., Class A	Software & Services	06/22/07	2.82%
Iron Mountain Inc.	Software & Services	06/07/07	1.92%
Johnson & Johnson	Pharmaceuticals, Biotechnology
	& Life Sciences	06/25/07	1.32%
MBIA Inc.	Property & Casualty Insurance	08/17/06	0.82%
Omnicare, Inc.	Health Care Equipment & Services	12/21/06	2.21%
Pfizer Inc.	Pharmaceuticals, Biotechnology
	& Life Sciences	02/15/07	–
Ryanair Holdings PLC, ADR	Transportation	07/05/07	1.09%
Siemens AG, Registered	Capital Goods	06/13/07	1.93%
Texas Instruments Inc.	Semiconductors & Semiconductor
	Equipment	10/11/06	2.26%
UBS AG, Registered	Capital Markets	03/13/07	1.63%
Union Pacific Corp.	Transportation	03/13/07	1.51%
Walt Disney Co.	Media	07/11/07	1.34%

Positions Closed (08/01/06-07/31/07)

(Gains and losses greater than $200,000 are highlighted)

		Date of	Realized
Security	Sector	Final Sale	Gain (Loss)
Altria Group, Inc.	Food, Beverage & Tobacco	07/26/07	$473,761
Apollo Group, Inc., Class A	Consumer Services	07/19/07	108,128
DIRECTV Group, Inc.	Media	12/26/06	625,949
Kraft Foods Inc., Class A	Food, Beverage & Tobacco	04/17/07	80,466
Pfizer Inc.	Pharmaceuticals, Biotechnology
	& Life Sciences	07/12/07	(37,583)
Toll Brothers, Inc.	Consumer Durables & Apparel	04/03/07	16,384
Zimmer Holdings, Inc.	Health Care Equipment & Services	02/16/07	288,355

6

DAVIS RESEARCH FUND

CLASS A FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended July 31, 2007			Beginning	Ending	Expenses Paid
(This calculation includes an			Account Value	Account Value	During Period*
initial sales charge of 4.75%)			(02/01/07)	(07/31/07)	(02/01/07-07/31/07)
One-Year	14.07%	Actual	$1,000.00	$1,014.21	$4.44
Five-Year	15.22%	Hypothetical (5% return
Life of Class (October 31, 2001		before expenses)	$1,000.00	$1,020.38	$4.46
through July 31, 2007)	9.36%

*Expenses are equal to the Class’s annualized operating expense ratio (0.89%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 10 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Davis Research Fund, Class A shares on October 31, 2001 (commencement of operations) and paid a 4.75% sales charge. As the chart shows, by July 31, 2007, the value of your investment would have been $16,727 - a 67.27% increase on your initial investment. For comparison, look at how the Standard & Poor's 500® Stock Index did over the same time period. With dividends reinvested, the same $10,000 investment would have grown to $15,197 - a 51.97% increase.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Research Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

7

DAVIS RESEARCH FUND

CLASS B FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended July 31, 2007			Beginning	Ending	Expenses Paid
(This calculation includes any applicable			Account Value	Account Value	During Period*
contingent deferred sales charge)			(02/01/07)	(07/31/07)	(02/01/07-07/31/07)
One-Year	13.89%	Actual	$1,000.00	$1,006.31	$12.44
Five-Year	14.33%	Hypothetical (5% return
Life of Class (October 31, 2001		before expenses)	$1,000.00	$1,012.40	$12.47
through July 31, 2007)	8.54%

*Expenses are equal to the Class’s annualized operating expense ratio (2.50%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 10 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Davis Research Fund, Class B shares on October 31, 2001 (commencement of operations). As the chart shows, by July 31, 2007, the value of your investment (less a contingent deferred sales charge) would have been $16,021 - a 60.21% increase on your initial investment. For comparison, look at how the Standard & Poor's 500® Stock Index did over the same time period. With dividends reinvested, the same $10,000 investment would have grown to $15,197 - a 51.97% increase.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Research Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

8

DAVIS RESEARCH FUND

CLASS C FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended July 31, 2007			Beginning	Ending	Expenses Paid
(This calculation includes any applicable			Account Value	Account Value	During Period*
contingent deferred sales charge)			(02/01/07)	(07/31/07)	(02/01/07-07/31/07)
One-Year	16.87%	Actual	$1,000.00	$1,006.30	$12.44
Five-Year	14.59%	Hypothetical (5% return
Life of Class (October 31, 2001		before expenses)	$1,000.00	$1,012.40	$12.47
through July 31, 2007)	8.68%

*Expenses are equal to the Class’s annualized operating expense ratio (2.50%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 10 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Davis Research Fund, Class C shares on October 31, 2001 (commencement of operations). As the chart shows, by July 31, 2007, the value of your investment would have been $16,141 - a 61.41% increase on your initial investment. For comparison, look at how the Standard & Poor's 500® Stock Index did over the same time period. With dividends reinvested, the same $10,000 investment would have grown to $15,197 - a 51.97% increase.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Research Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

9

DAVIS RESEARCH FUND

NOTES TO PERFORMANCE

The following disclosure provides important information regarding the Fund’s Expense Example, which appears in each Class’s Fund Performance section of this Annual Report. Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in Dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 02/01/07 to 07/31/07. Please note that the Expense Example is general and does not reflect certain transaction or account specific costs, which may increase your total costs of investing in the Fund. If these transaction or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information in the row entitled “Hypothetical”, is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS

July 31, 2007

Value
Shares	Security	(Note 1)
COMMON STOCK – (99.47%)

AUTOMOBILES & COMPONENTS – (5.73%)
10,800	Continental AG (Germany)	$1,556,252
14,100	DaimlerChrysler AG, Registered (Germany)	1,277,072
15,400	Harley-Davidson, Inc.	882,728
		3,716,052
CAPITAL GOODS – (2.82%)
9,900	Siemens AG, Registered (Germany)	1,252,994
6,500	3M Co.	577,980
		1,830,974
CAPITAL MARKETS – (8.13%)
26,000	Bank of New York Mellon Corp.	1,106,300
123,000	E*TRADE Financial Corp.*	2,278,575
9,200	Legg Mason, Inc.	828,000
19,200	UBS AG, Registered (Switzerland)	1,057,344
		5,270,219
DIVERSIFIED FINANCIAL SERVICES – (1.56%)
23,000	JPMorgan Chase & Co.	1,012,230
ENERGY – (4.86%)
13,000	Devon Energy Corp.	969,930
12,600	EOG Resources, Inc.	883,260
12,100	Transocean Inc.*	1,300,145
		3,153,335
FOOD & STAPLES RETAILING – (2.53%)
16,800	Costco Wholesale Corp.	1,004,724
13,800	Wal-Mart Stores, Inc.	634,110
		1,638,834
HEALTH CARE EQUIPMENT & SERVICES – (5.40%)
5,100	Cardinal Health, Inc.	335,223
43,300	Omnicare, Inc.	1,435,828
35,700	UnitedHealth Group Inc.	1,728,951
		3,500,002
HOUSEHOLD & PERSONAL PRODUCTS – (2.77%)
49,900	Avon Products, Inc.	1,796,899
MATERIALS – (7.32%)
37,700	BHP Billiton PLC (United Kingdom)	1,106,130
32,400	Companhia Vale do Rio Doce, ADR (Brazil)	1,371,492
20,000	Monsanto Co.	1,289,000
13,600	Rio Tinto PLC (United Kingdom)	981,185
		4,747,807

11

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS - (Continued)

July 31, 2007

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

MEDIA – (16.02%)
64,500	Comcast Corp., Special Class A*	$1,687,320
31,200	Lagardere S.C.A. (France)	2,464,564
11,100	Liberty Media Corp. - Capital, Series A*	1,271,338
110,900	News Corp., Class A	2,342,208
26,300	Walt Disney Co.	867,900
122,800	WPP Group PLC (United Kingdom)	1,759,784
		10,393,114
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (2.16%)
10,200	Amgen Inc.*	547,638
14,100	Johnson & Johnson	853,050
		1,400,688
PROPERTY & CASUALTY INSURANCE – (3.58%)
18,500	Ambac Financial Group, Inc.	1,242,275
5	Berkshire Hathaway Inc., Class A*	550,000
9,500	MBIA Inc.	532,950
		2,325,225
RETAILING – (6.87%)
10,700	Bed Bath & Beyond Inc.*	371,130
50,500	CarMax, Inc.*	1,208,465
19,300	Home Depot, Inc.	717,381
55,500	Liberty Media Corp. - Interactive, Series A*	1,163,280
26,500	Lowe’s Cos, Inc.	742,265
1,840	Sears Holdings Corp.*	251,611
		4,454,132
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (2.26%)
41,700	Texas Instruments Inc.	1,467,423
SOFTWARE & SERVICES – (9.35%)
3,590	Google Inc., Class A*	1,831,439
46,500	Iron Mountain Inc.*	1,245,735
103,100	Microsoft Corp.	2,988,353
		6,065,527
TECHNOLOGY HARDWARE & EQUIPMENT – (14.43%)
104,900	Cisco Systems, Inc.*	3,033,708
58,600	Dell Inc.*	1,639,335
42,600	Hewlett-Packard Co.	1,960,878
13,400	International Business Machines Corp.	1,482,710
43,500	Nokia Oyj (Finland)	1,242,643
		9,359,274
TELECOMMUNICATION SERVICES – (1.08%)
34,000	Sprint Nextel Corp.	698,020

12

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS - (Continued)

July 31, 2007

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

TRANSPORTATION – (2.60%)
17,100	Ryanair Holdings PLC, ADR* (Ireland)	$709,821
8,200	Union Pacific Corp.	976,948
		1,686,769

Total Common Stock – (identified cost $52,714,751)	64,516,524

SHORT TERM INVESTMENTS – (0.61%)

$78,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.28%,
	08/01/07, dated 07/31/07, repurchase value of $78,011
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.335%-6.987%, 09/01/33-05/01/37,
	total market value $79,560)	78,000
78,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.30%,
	08/01/07, dated 07/31/07, repurchase value of $78,011
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-7.375%, 08/01/07-07/15/36,
	total market value $79,560)	78,000
49,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 5.28%,
	08/01/07, dated 07/31/07, repurchase value of $49,007
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 0.00%-6.338%, 11/15/31-8/25/37,
	total market value $49,980)	49,000
109,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%,
	08/01/07, dated 07/31/07, repurchase value of $109,016
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 3.849%-8.67%, 12/01/08-11/01/46,
	total market value $111,180)	109,000
78,000	UBS Securities LLC Joint Repurchase Agreement, 5.30%,
	08/01/07, dated 07/31/07, repurchase value of $78,011
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.00%-6.50%, 11/01/25-06/01/37,
	total market value $79,560)	78,000

	Total Short Term Investments – (identified cost $392,000)	392,000

13

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS - (Continued)

July 31, 2007

Total Investments – (100.08%) – (identified cost $53,106,751) – (a)	$64,908,524
Liabilities Less Other Assets – (0.08%)	(49,158)
Net Assets – (100.00%)	$64,859,366

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)  Aggregate cost for Federal Income Tax purposes is $53,127,984. At July 31, 2007, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$13,636,123
Unrealized depreciation	(1,855,583)
Net unrealized appreciation	$11,780,540

See Notes to Financial Statements

14

DAVIS RESEARCH FUND

STATEMENT OF ASSETS AND LIABILITIES

At July 31, 2007

ASSETS:
Investments in securities, at value (cost of $53,106,751) (see accompanying
Schedule of Investments)	$64,908,524
Cash	2,765
Receivables:
Dividends and interest	23,003
Capital stock sold	75
Prepaid expenses	107
Due from adviser	21
Total assets	64,934,495
LIABILITIES:
Accrued expenses	29,062
Accrued management fees	46,067
Total liabilities	75,129
NET ASSETS	$64,859,366

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$216,347
Additional paid-in capital	49,926,336
Undistributed net investment income	94,655
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currency	11,801,778
Accumulated net realized gains from investments and foreign currency transactions	2,820,250
Net Assets	$64,859,366

CLASS A SHARES
Net assets	$64,856,150
Shares outstanding	4,326,713
Net asset value and redemption price per share	$14.99
Maximum offering price per share (100/95.25 of $14.99)*	$15.74

CLASS B SHARES
Net assets	$1,607
Shares outstanding	112
Net asset value, offering, and redemption price per share	$14.35

CLASS C SHARES
Net assets	$1,609
Shares outstanding	112
Net asset value, offering, and redemption price per share	$14.37

*On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

15

DAVIS RESEARCH FUND

STATEMENT OF OPERATIONS

Year ended July 31, 2007

INVESTMENT INCOME:
Income:
Dividends (Net of foreign withholding taxes of $30,396)		$567,019
Interest		31,695
Total income		598,714
Expenses:
Management fees (Note 3)	$417,271
Custodian fees	34,656
Transfer agent fees:
Class A	984
Class B	132
Class C	132
Audit fees	15,600
Legal fees	118
Accounting fees (Note 3)	6,000
Reports to shareholders	331
Directors’ fees and expenses	3,441
Registration and filing fees	15,111
Miscellaneous	8,459
Payments under distribution plan (Note 4):
Class B	12
Class C	12
Total expenses		502,259
Expenses paid indirectly (Note 6)		(455)
Reimbursement of expenses by adviser (Note 3)		(237)
Net expenses		501,567
Net investment income		97,147

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions		3,149,821
Foreign currency transactions		(2,321)
Net increase in unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currency		5,750,551
Net realized and unrealized gain on investments and foreign currency		8,898,051
Net increase in net assets resulting from operations		$8,995,198

See Notes to Financial Statements

16

DAVIS RESEARCH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended July 31, 2007	Year ended July 31, 2006
OPERATIONS:
Net investment income	$97,147	$80,952
Net realized gain from investments and foreign currency
transactions	3,147,500	3,598,546
Net increase (decrease) in unrealized appreciation on
investments and translation of assets and liabilities
denominated in foreign currency	5,750,551	(3,484,554)
Net increase in net assets resulting from operations	8,995,198	194,944

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Class A	(377,011)	(710,770)
Class B	–	(1)
Class C	–	(1)
Realized gains from investment transactions:
Class A	(1,876,370)	(2,754,020)
Class B	(57)	(102)
Class C	(57)	(102)

CAPITAL SHARE TRANSACTIONS:
net increase in assets resulting from capital share
transactions (Note 5):
Class A	13,852,969	9,182,485
Class B	57	103
Class C	57	103

Total increase in net assets	20,594,786	5,912,639

NET ASSETS:
Beginning of year	44,264,580	38,351,941
End of year*	$64,859,366	$44,264,580

*Including undistributed net investment income of	$94,655	$376,840

See Notes to Financial Statements

17

DAVIS RESEARCH FUND

NOTES TO FINANCIAL STATEMENTS

July 31, 2007

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund commenced operations on October 31, 2001. The Fund offers shares in three classes, Class A, Class B, and Class C. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class’s distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Advisors (“Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Master Repurchase Agreements – The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation – The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

18

DAVIS RESEARCH FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

July 31, 2007

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Foreign Currency – The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes – It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or excise tax is required.

Securities Transactions and Related Investment Income – Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses) and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions. The character of the dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of the dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended July 31, 2007, amounts have been reclassified to reflect a decrease to undistributed net investment income and a corresponding increase to accumulated net realized gains from investments and foreign currency transactions of $2,321. Net assets have not been affected by this reclassification.

19

DAVIS RESEARCH FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

July 31, 2007

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

The tax character of distributions paid during the years ended July 31, 2007 and 2006 is as follows:

	2007	2006
Ordinary income	$ 659,934	$ 710,772
Long-term capital gain	$ 1,593,561	$ 2,754,224

As of July 31, 2007, the components of distributable earnings on a tax basis were as follows:

2007
Undistributed net investment income	$ 838,037
Undistributed long-term capital gain	2,098,101
Net unrealized appreciation on investments and foreign currency transactions	11,780,545
Total	$ 14,716,683

Indemnification – Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

New Accounting Pronouncement – In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. The Fund is required to record any change in NAV related to the implementation of FIN 48 no later than the last business day of the semi-annual reporting period, and the effects of FIN 48 would be reflected in the Fund’s Semi-Annual Report. The Fund does not believe the impact from adopting FIN 48 will materially impact the financial statement amounts.

In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal periods. As of July 31, 2007, the Adviser does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

20

DAVIS RESEARCH FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

July 31, 2007

NOTE 2 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the year ended July 31, 2007, were $25,419,517 and $13,990,919, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid to the Adviser, at the annual rate of 0.75% of the average net assets for the first $250 million, 0.65% on the next $250 million, and 0.55% of the average net assets in excess of $500 million. Advisory fees paid during the year ended July 31, 2007 approximated 0.75% of average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the year ended July 31, 2007 amounted to $91. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee amounted to $6,000 for the year ended July 31, 2007. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses (Class A shares, 1.50%; Class B shares, 2.50%; Class C shares 2.50%), such reimbursements amounted to $119 for Class B shares and $118 for Class C shares. Certain directors and the officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES

CLASS A SHARES

Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the year ended July 31, 2007, Davis Distributors, LLC, the Fund’s Underwriter (“Underwriter” or “Distributor”) received no commissions earned on sales of Class A shares of the Fund.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers. There was no service fee for Class A shares of the Fund for the year ended July 31, 2007.

21

DAVIS RESEARCH FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

July 31, 2007

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES – (Continued)

CLASS B SHARES

Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund's Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which is currently 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Rule 12b-1 plan, plus interest, at 1.00% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1.00%) of distribution charges that exceed the 1.00% annual limit in some future period or periods when the plan limits have not been reached.

During the year ended July 31, 2007, Class B shares of the Fund made distribution fee payments of $12. There were no payments made for service fees.

There were no commission advances by the Distributor during the year ended July 31, 2007 on the sale of Class B shares of the Fund.

The Distributor intends to seek payment from Class B shares of the Fund in the amount of $20, which represents the maximum amount allowed under applicable NASD rules discussed above. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payments are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the year ended July 31, 2007, the Distributor received no contingent deferred sales charges from Class B shares of the Fund.

CLASS C SHARES

Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1.00% if redeemed within one year of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund's Class C shares. Payments under the Class C Distribution Plan are limited to an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the NASD, which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1.00% limitations applicable to the Class B Distribution Plan.

22

DAVIS RESEARCH FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

July 31, 2007

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES – (Continued)

CLASS C SHARES – (Continued)

During the year ended July 31, 2007, Class C shares of the Fund made distribution fee payments of $12. There were no payments made for service fees.

There were no commission advances by the Distributor on the sale of Class C shares of the Fund and the Distributor received no contingent deferred sales charges from Class C shares of the Fund during the year ended July 31, 2007.

NOTE 5 - CAPITAL STOCK

At July 31, 2007, there were 3,500,000,000 shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., 500,000,000 of which shares are classified as Davis Research Fund. Transactions in capital stock were as follows:

Class A	Year ended July 31, 2007		Year ended July 31, 2006
	Shares	Amount	Shares	Amount
Shares subscribed	807,519	$11,961,068	489,158	$6,584,089
Shares issued in reinvestment of
distributions	159,339	2,248,728	261,836	3,455,621
	966,858	14,209,796	750,994	10,039,710
Shares redeemed	(24,095)	(356,827)	(64,305)	(857,225)
Net increase	942,763	$13,852,969	686,689	$9,182,485

Class B	Year ended July 31, 2007		Year ended July 31, 2006
	Shares	Amount	Shares	Amount
Shares subscribed	–	$–	–	$–
Shares issued in reinvestment of
distributions	4	57	8	103
	4	57	8	103
Shares redeemed	–	–	–	–
Net increase	4	$57	8	$103

23

DAVIS RESEARCH FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

July 31, 2007

NOTE 5 - CAPITAL STOCK (Continued)

Class C	Year ended July 31, 2007		Year ended July 31, 2006
	Shares	Amount	Shares	Amount
Shares subscribed	–	$–	–	$–
Shares issued in reinvestment of
distributions	4	57	8	103
	4	57	8	103
Shares redeemed	–	–	–	–
Net increase	4	$57	8	$103

NOTE 6 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $455 during the year ended July 31, 2007.

NOTE 7 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other Davis Funds in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the year ended July 31, 2007.

24

DAVIS RESEARCH FUND

FINANCIAL HIGHLIGHTS

CLASS A

Financial Highlights for a share of capital stock outstanding throughout each period:

	Year ended July 31,
	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$13.08	$14.22	$11.10	$9.93	$8.23

Income From Investment Operations:
Net Investment Income	0.01	0.04	0.05	0.06	0.07
Net Realized and Unrealized Gains	2.53	0.06	3.19	1.18	1.69
Total from Investment Operations	2.54	0.10	3.24	1.24	1.76

Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.22)	(0.12)	(0.07)	(0.06)
Distributions from Realized Gains	(0.53)	(1.02)	–	–	–
Total Dividends and Distributions	(0.63)	(1.24)	(0.12)	(0.07)	(0.06)

Net Asset Value, End of Period	$14.99	$13.08	$14.22	$11.10	$9.93

Total Return[1]	19.74%	0.74%	29.23%	12.50%	21.56%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$64,856	$44,262	$38,349	$29,528	$26,169
Ratio of Expenses to Average Net Assets:
Gross	0.90%	0.94%	0.93%	0.99%	1.03%
Net[3]	0.90%	0.94%	0.93%	0.99%	1.03%
Ratio of Net Investment Income
to Average Net Assets	0.18%	0.20%	0.43%	0.60%	0.87%
Portfolio Turnover Rate[2]	26%	43%	54%	44%	119%

[1]

Assumes hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

[2]

The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

See Notes to Financial Statements

25

DAVIS RESEARCH FUND

FINANCIAL HIGHLIGHTS

CLASS B

Financial Highlights for a share of capital stock outstanding throughout each period:

	Year ended July 31,
	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$12.65	$13.80	$10.86	$9.79	$8.17

Income (Loss) From Investment Operations:
Net Investment Loss	(0.18)	(0.17)	(0.17)	(0.09)	(0.06)
Net Realized and Unrealized Gains	2.41	0.05	3.11	1.16	1.68
Total from Investment Operations	2.23	(0.12)	2.94	1.07	1.62

Dividends and Distributions:
Dividends from Net Investment Income	–	(0.01)	–	–	–
Distributions from Realized Gains	(0.53)	(1.02)	–	–	–
Total Dividends and Distributions	(0.53)	(1.03)	–	–	–

Net Asset Value, End of Period	$14.35	$12.65	$13.80	$10.86	$9.79

Total Return[1]	17.89%	(0.91)%	27.07%	10.93%	19.83%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$2	$1	$1	$1	$1
Ratio of Expenses to Average Net Assets:
Gross	10.12%	10.95%	2.02%	2.05%	2.06%
Net[3]	2.50%	2.50%	2.02%	2.05%	2.06%
Ratio of Net Investment Loss to
Average Net Assets	(1.42)%	(1.36)%	(0.66)%	(0.46)%	(0.16)%
Portfolio Turnover Rate[2]	26%	43%	54%	44%	119%

[1]

Assumes hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

[2]

The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

See Notes to Financial Statements

26

DAVIS RESEARCH FUND

FINANCIAL HIGHLIGHTS

CLASS C

Financial Highlights for a share of capital stock outstanding throughout each period:

	Year ended July 31,
	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$12.67	$13.80	$10.86	$9.79	$8.17

Income (Loss) From Investment Operations:
Net Investment Loss	(0.18)	(0.16)	(0.16)	(0.09)	(0.06)
Net Realized and Unrealized Gains	2.41	0.06	3.10	1.16	1.68
Total from Investment Operations	2.23	(0.10)	2.94	1.07	1.62

Dividends and Distributions:
Dividends from Net Investment Income	–	(0.01)	–	–	–
Distributions from Realized Gains	(0.53)	(1.02)	–	–	–
Total Dividends and Distributions	(0.53)	(1.03)	–	–	–

Net Asset Value, End of Period	$14.37	$12.67	$13.80	$10.86	$9.79

Total Return[1]	17.87%	(0.77)%	27.07%	10.93%	19.83%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$2	$1	$1	$1	$1
Ratio of Expenses to Average Net Assets:
Gross	10.11%	10.77%	2.02%	2.05%	2.06%
Net[3]	2.50%	2.50%	2.02%	2.05%	2.06%
Ratio of Net Investment Loss to
Average Net Assets	(1.42)%	(1.36)%	(0.66)%	(0.46)%	(0.16)%
Portfolio Turnover Rate[2]	26%	43%	54%	44%	119%

[1]

Assumes hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

[2]

The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

See Notes to Financial Statements

27

DAVIS RESEARCH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

of Davis New York Venture Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Research Fund (a series of Davis New York Venture Fund, Inc.), including the schedule of investments, as of July 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Research Fund as of July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

September 24, 2007

28

DAVIS RESEARCH FUND

FUND INFORMATION

Federal Income Tax Information (Unaudited)

In early 2008, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

During the fiscal year ended July 31, 2007, $659,934 of dividends paid by the Fund constituted income dividends for Federal Income Tax purposes. The Fund designates $260,877 as income qualifying for the corporate dividends-received deduction.

During the fiscal year ended July 31, 2007, the Fund declared and paid long-term capital gain dividends in the amount of $1,593,561.

For the fiscal year ended July 31, 2007 certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $416,648 as qualified dividend income.

The foregoing information is presented to assist shareholders in reporting dividends received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations, which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax adviser for specific guidance.

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request by calling 1-800-279-0279 or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

29

DAVIS RESEARCH FUND

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material, and their counsel provided guidance, prior to a separate contract review meeting held in March 2007 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interests of Davis Research Fund and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.

Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest and which fund to invest in. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful positive impact on investor behavior.

Davis Advisors and members of the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors concluded that this investment tends to align Davis Advisors’ and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are highly motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Advisors and the Davis family have contributed to the economies of scale which have lowered fees and expenses for Davis Funds’ shareholders over time.

30

DAVIS RESEARCH FUND

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS - (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors observed that Davis Advisors has consistently demonstrated an orientation in line with shareholders. Davis Advisors and the Davis Funds have continued to receive recognition in the press, and among industry observers and participants, for the quality of its investment process, its shareholder orientation, and integrity.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors could be equally, or more important, in assessing whether Davis Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Directors who take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements. At the time of the review, Davis Research Fund only had a five year performance record.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) at the time of the review, Davis Research Fund only had a five year performance record, however it is managed using the same Davis Investment Discipline which has produced a record of generally producing satisfactory after tax results over longer-term periods; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules and breakpoints of Davis Research Fund, including an assessment of competitive fee schedules.

The Independent Directors reviewed the management fee schedule for Davis Research Fund, profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increase, and whether the fee level reflects those potential economies of scale. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

31

DAVIS RESEARCH FUND

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS - (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors noted that Class A, B, and C shares of Davis Research Fund have been registered with the Securities and Exchange Commission and, as of the date of their review, in selected states where eligible investors are residents. Shares of Davis Research Fund are not available for public sale in any other state or jurisdiction. Only the directors, officers, and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) are eligible to purchase Fund shares.

The Independent Directors noted that Davis Research Fund had out-performed its benchmark, the Standard & Poor’s 500® Index, and exceeded the average performance of its peer group over its five year track record.

The Independent Directors considered the total expense ratio for Davis Research Fund, noting it was reasonable and below the average expense ratio of its peer group. The Independent Directors noted that the advisory fee for Davis Research Fund is within the range of advisory fees charged by its peer group.

The Independent Directors considered the advisory fee schedule for Davis Research Fund. The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Davis Research Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

Approval of Advisory Arrangements

The Independent Directors concluded that Davis Advisors had provided Davis Research Fund and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the successful execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Research Fund was reasonable in light of the nature, quality and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors and the full board of directors therefore voted to continue the Advisory Agreements.

32

DAVIS RESEARCH FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the Directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company, N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (REIT) and former Co-chairman and Chief Executive Officer for the last 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher).

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development).	13	Director, CH2M-Hill, Inc. (engineering); Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

33

DAVIS RESEARCH FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors – (Continued)

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002; President of Private Advisory Services of Bank of America (an investment management firm) from 2001 until 2002; prior to that a Managing Director and Global Head of Marketing and Distribution for Lazard Asset Management (an investment management firm) for ten years.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (3/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide (travel-services provider); through March 2007, Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

34

DAVIS RESEARCH FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole Member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

* Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

35

DAVIS RESEARCH FUND

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President
John S. Gates, Jr.	Andrew A. Davis
Thomas S. Gayner	Vice President
Jerry D. Geist	Kenneth C. Eich
G. Bernard Hamilton	Executive Vice President & Principal
Samuel H. Iapalucci	Executive Officer
Robert P. Morgenthau	Sharra L. Haynes
Christian R. Sonne	Vice President & Chief Compliance Officer
Marsha Williams	Douglas A. Haines
Vice President & Principal Accounting Officer
Thomas D. Tays
Vice President & Secretary
Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about the Davis Research Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request by calling 1-800-279-0279.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsh Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)

Audit Fees. The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends July 31, 2007 and July 31, 2006 were $105,600 and $99,600, respectively.

(b)

Audit-Related Fees. The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees fore fiscal year ends July 31, 2007 and July 31, 2006 were $0 and $0, respectively.

(c)

Tax Fees. The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advise and tax planning for the fiscal year ends July 31, 2007 and July 31, 2006 were $14,520 and $12,180, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)	All Other Fees. The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends July 31, 2007 and July 31, 2006 were $0 and $0, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of

Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)

The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended July 31, 2007 and July 31, 2006. The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: October 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: October 5, 2007

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: October 5, 2007